UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

                Report for the Calendar Year Ended December 31, 2006

                 Check here if Amendment [X]; Amendment Number: 1
                       This Amendment (Check only one.) :
                             [ ] is a restatement.
                         [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Salzman & Co., Inc.

Address:   411 West Putnam Avenue, Suite 109, Greenwich, Ct 06830

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephen B. Salzman

Title:  CEO/President

Phone:  203-302-2701

Signature, Place, and Date of Signing:

        Stephen B. Salzman      Greenwich, Ct   05/14/2007
        (Name)                  City, State     Date

Report Type (Check only one.):

[ X ]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Certain information for which we are requesting confidential treatment has been omitted and filed separately with the Securities and Exchange Commission. Pages where confidential treatment has been requested are stamped The appropriate section has been marked at the appropriate place with an "*".


Number of Other Included Managers:      [0]

Form 13F Information Table Entry Total: 10 Items

Form 13F Information Table Value Total: $ 269,886 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[NONE]

*Confidential portions omitted and filed separately with the Securities and Exchange Commission."


                                                  Market                                                         Voting Discretion
                                                  Value *                                   Investment  Other    ------------------
Name of Issuer        Title of Class    CUSIP      1000    Shares/Prn AmounSH/Prn PUT/CALL  Discretion  Managers Sole   Shared  None
---------------------------------------------------------------------------------------------------------------------------------

Bed Bath & Beyond Inc      Com        075896100   25,268    663,200    Sh                        SOLE             663,200
Cabot Corp                 Com        127055101   29,015    665,950    Sh                        SOLE             665,950
Cemex SAB de CV       Spond ADR 5 ORD 151290889   23,381    690,100    Sh                        SOLE             690,100
Fastenal Co                Com        311900104   38,951  1,085,600    Sh                        SOLE           1,085,600
Home Depot Inc             Com        437076102    6,751    168,100    Sh                        SOLE             168,100
INVESTools Inc             Com        46145P103   23,569  1,709,137    Sh                        SOLE           1,709,137
Legg Mason Inc             Com        524901105   35,809    376,742    Sh                        SOLE             376,742
SPDR TR                 Unit Ser 1    78462f103    6,617     46,681    Sh                        SOLE              46,681
Wal Mart Stores Inc        Com        931142103   33,795    731,800    Sh                        SOLE             731,800
Western Un Co              Com        959802109   46,730  2,084,300    Sh                        SOLE           2,084,300

                                             -----------
                                               269,886
                                             -----------
